UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management (US) Inc.

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2004

Item 1.  Schedule of Investments

UBS RMA Tax-Free Fund Inc.

Schedule of Investments—September 30, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—92.43%
Alabama—2.03%
13,975	Birmingham Refunding, Series A	A	1.720	13,975,000
11,265	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A	A	1.660	11,265,000
8,700	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series B	A	1.690	8,700,000
12,700	Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A	A	1.660	12,700,000
15,075	University of Alabama Revenue (University Hospital), Series C	A	1.610	15,075,000
				61,715,000

Arizona—2.05%
35,000	Apache County Industrial Development Authority (Tucson Electric Power Co.)	A	1.750	35,000,000
11,200	Apache County Industrial Development Authority (Tucson Electric Power Co.), Series B	A	1.680	11,200,000
8,000	Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project)	A	1.750	8,000,000
8,200	Pima County Industrial Development Authority Revenue (Tucson Electric Power Co.-Irvington), Series A	A	1.680	8,200,000
				62,400,000

California—1.29%
10,000	California State Department Water Resource Power Supply Revenue, Series B-3	A	1.770	10,000,000
22,800	California State Economic Recovery, Series C-15	A	1.700	22,800,000
6,500	California State, Series B-1	A	1.700	6,500,000
				39,300,000

Colorado—1.47%
2,345	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series A-1	A	1.720	2,345,000
9,000	Colorado Housing and Finance Authority, Housing Revenue (Multi-Family Class III), Series A-1	A	1.700	9,000,000
25,000	Denver City & County Certificates of Participation Refunding (Wellington E Web-C1)	A	1.650	25,000,000
8,420	East 470 Public Highway Authority Co. Revenue, Vehicle Registration Fee	A	1.710	8,420,000
				44,765,000

Delaware—0.21%
6,300	University of Delaware Revenue, Series B	A	1.700	6,300,000

District of Columbia—2.80%
13,065	District of Columbia (Multi-Modal), Series A	A	1.700	13,065,000
5,000	District of Columbia (Multi-Modal), Series B	A	1.700	5,000,000
5,655	District of Columbia Refunding, Series D	A	1.710	5,655,000
10,000	District of Columbia Revenue (Foundation for Jewish Campus Life)	A	1.690	10,000,000
25,000	District of Columbia Revenue (George Washington University), Series B	A	1.650	25,000,000
17,255	District of Columbia Revenue (Pooled Loan Program), Series A	A	1.700	17,255,000
9,100	District of Columbia, Series D-1	A	1.660	9,100,000
				85,075,000

Florida—4.01%
5,890	Dade County Industrial Development Authority (Dolphins Stadium Project), Series B	A	1.720	5,890,000
6,980	Florida Housing Finance Agency, Multi-Family Housing Revenue (Housing Lakeside), Series B	A	1.740	6,980,000
6,300	Florida Housing Finance Agency (Parrots Landing Project), Series A	A	1.680	6,300,000
2,500	Highlands County Florida Health Facilities Authority Revenue (Adventist Health Systems), Series B	A	1.700	2,500,000

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

8,485	Lee County Housing Finance Authority, Multi-Family Housing Revenue Refunding (Forestwood Apartments Project), Series A	A	1.680	8,485,000
12,900	Nassau County Pollution Control Revenue (Rayonier Project)	A	1.720	12,900,000
5,700	Palm Beach County Housing Finance Authority Revenue Refunding (Cotton Bay Apartments Project), Series D	A	1.690	5,700,000
6,400	Palm Beach County Housing Finance Authority Revenue Refunding (Mahogony Bay Apartments Project), Series C	A	1.690	6,400,000
45,965	Sunshine State Governmental Financing Commission Revenue	A	1.700	45,965,000
6,000	Titusville Water & Sewer Revenue (Pre-refunded with U.S. Government Securities to 10/01/04) @102	10/01/14	6.200	6,120,000
14,800	University of South Florida Foundation, Inc.	A	1.630	14,800,000
				122,040,000

Georgia—5.13%
4,790	Athens-Clarke County Unified Government Development Authority Revenue (UGA Real Estate Funding Project)	A	1.690	4,790,000
6,000	Atlanta Airport General Revenue Refunding, Series C-3	A	1.690	6,000,000
26,965	Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.), Series A	A	1.700	26,965,000
14,300	De Kalb County Housing Authority, Multi-Family Housing Revenue Refunding (Post Walk Project)	A	1.690	14,300,000
15,935	De Kalb County Housing Authority, Multi-Family Housing Revenue Refunding (Wood Terrace Apartments Project)	A	1.730	15,935,000
5,030	De Kalb Private Hospital Authority Revenue Anticipation Certificates (ESR Childrens Health), Series B	A	1.690	5,030,000
27,600	Fulton County Housing Authority, Multi-Family Housing Revenue Refunding (Spring Creek Crossing)	A	1.690	27,600,000
10,000	Georgia Municipal Electric Authority (Project One Subordination), Series D	A	1.670	10,000,000
10,400	Gwinnett County Housing Authority, Multi-Family Housing Revenue (Greens Apartments Project)	A	1.680	10,400,000
6,000	Gwinnett County Housing Authority, Multi-Family Housing Revenue (Post Chase Project)	A	1.690	6,000,000
13,150	Gwinnett County Housing Authority, Multi-Family Housing Revenue (Post Court Project)	A	1.690	13,150,000
16,000	Municipal Electric Authority of Georgia (General Resolution Projects), Series C	A	1.670	16,000,000
				156,170,000

Idaho—0.26%
7,930	Power County Pollution Control Revenue (FMC Corp. Project)	A	1.720	7,930,000

Illinois—10.30%
20,000	Chicago Metropolitan Water Reclamation District, Capital Improvement, Series E	A	1.680	20,000,000
31,800	Chicago Metropolitan Water Reclamation District Refunding, Series A	A	1.670	31,800,000
41,500	Chicago Metropolitan Water Reclamation District Refunding, Series B	A	1.670	41,500,000
53,050	Chicago O’Hare International Airport Revenue, Series C	A	1.720	53,050,000
16,020	Illinois Development Finance Authority, Multi-Family Housing Revenue Refunding (Orleans Illinois Project)	A	1.510	16,020,000
11,400	Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra)	A	1.700	11,400,000
7,800	Illinois Development Finance Authority Revenue (Evanston Northwestern), Series A	A	1.700	7,800,000
14,100	Illinois Development Finance Authority Revenue (Francis W. Parker School Project)	A	1.720	14,100,000
2,070	Illinois Development Finance Authority Revenue (Jewish Federation Metropolitan Chicago Projects)	A	1.720	2,070,000
1,235	Illinois Development Finance Authority Revenue (YMCA Metropolitan Chicago Project)	A	1.720	1,235,000
10,000	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing)	A	1.680	10,000,000
8,000	Illinois Health Facilities Authority Revenue (Pooled Loan), Series C	A	1.700	8,000,000
17,585	Illinois Health Facilities Authority Revenue (University of Chicago Hospital Project), Series C	A	1.720	17,585,000
27,815	Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B	A	1.740	27,815,000
50,900	Illinois Toll & Highway Authority	A	1.660	50,900,000
				313,275,000

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

Indiana—5.00%
8,200	Indiana Educational Facilities Authority Revenue (University of Notre Dame)	A	1.640	8,200,000
12,220	Indiana Health Facility Financing Authority Hospital Revenue (Aces Deaconess Hospital, Inc.)	A	1.690	12,220,000
14,215	Indiana Health Facility Financing Authority Hospital Revenue (Aces Rehabilitation Hospital)	A	1.690	14,215,000
8,000	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series A-2	A	1.730	8,000,000
82,600	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series B	A	1.680	82,600,000
10,000	Indianapolis Local Public Improvement Bond Bank Notes, Series E	01/06/05	2.000	10,017,682
7,165	Indianapolis Local Public Improvement Bond Bank Notes, Series F	01/06/05	2.000	7,177,669
9,640	Indianapolis Local Public Improvement Bond Bank Notes, Series F-2	A	1.660	9,640,000
				152,070,351

Iowa—0.59%
18,100	Iowa Higher Education Loan Authority Revenue (Aces Education Loan Private College)	A	1.730	18,100,000

Kansas—0.79%
10,115	Lawrence Temporary Notes, Series I	10/01/04	2.250	10,115,000
14,000	Lawrence Temporary Notes, Series 2003-II	10/02/04	2.000	14,000,331
				24,115,331

Kentucky—0.22%
6,710	Lexington-Fayette Urban County Government Educational Facilities Revenue (Sayre School)	A	1.730	6,710,000

Louisiana—0.99%
14,090	Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A	A	1.700	14,090,000
16,100	South Louisiana Port Commission Marine Terminal Facilities Revenue (Occidental Petroleum)	A	1.670	16,100,000
				30,190,000

Maryland—3.60%
18,150	Baltimore Industrial Development Authority (Baltimore Capital Acquisition)	A	1.710	18,150,000
28,900	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series A	A	1.700	28,900,000
43,575	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series B	A	1.690	43,575,000
15,565	Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program), Series D	A	1.700	15,565,000
3,200	Maryland State Economic Development Corp. Revenue (U.S. Pharmacopeial Project), Series A	A	1.760	3,200,000
				109,390,000

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

Massachusetts—9.09%
32,999	Ashburnham & Westminister Regional School District Bond Anticipation Notes	06/17/05	3.000	33,300,484
10,400	Boston Water & Sewer Commission Revenue, Series A	A	1.590	10,400,000
5,000	Chicopee Bond Anticipation Notes	11/19/04	2.000	5,002,824
4,100	Danvers Bond Anticipation Notes	03/18/05	1.750	4,104,568
8,000	Dedham Bond Anticipation Notes	06/01/05	3.000	8,072,700
15,510	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-1	A	1.690	15,510,000
14,650	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-2	A	1.680	14,650,000
24,950	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series B	A	1.690	24,950,000
43,900	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series C	A	1.690	43,900,000
25,000	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Series D	A	1.690	25,000,000
4,000	North Andover Bond Anticipation Notes	07/06/05	3.000	4,038,920
9,600	Peabody Bond Anticipation Notes	10/01/04	2.000	9,600,000
37,800	Route 3 North Transport Improvement Associates Lease Revenue (Demand Obligation Bond), Series B	A	1.660	37,800,000
10,000	Watertown Bond Anticipation Notes	11/12/04	2.000	10,009,517
8,745	Wayland Bond Anticipation Notes	11/18/04	2.000	8,754,401
21,300	Webster Bond Anticipation Notes	01/28/05	2.000	21,361,975
				276,455,389

Michigan—1.55%
16,800	Michigan Housing Development Authority, Series 2000-A	A	1.700	16,800,000
8,200	Michigan State Grant Anticipation Notes, Series B	A	1.680	8,200,000
5,400	Northville Township Economic Development Corp. Ltd., Obligation Revenue (Thrifty Northville, Inc. Project)	A	1.690	5,400,000
5,155	University of Michigan Revenue Refunding (University Hospital), Series A-2	A	1.720	5,155,000
11,500	University of Michigan Revenue Refunding (University Medical Service Plan), Series A-1	A	1.720	11,500,000
				47,055,000

Mississippi—0.36%
11,000	Harrison County Pollution Control Revenue (DuPont)	A	1.720	11,000,000

Missouri—2.62%
9,500	Curators University System Facilities Revenue, Series A	A	1.720	9,500,000
13,600	Missouri Health & Educational Facilities Authority Revenue (Assemblies of God College)	A	1.700	13,600,000
13,676	Missouri Health & Educational Facilities Authority Revenue (Barnes Hospital Project)	A	1.700	13,676,000
10,000	Missouri Health & Educational Facilities Authority Revenue (Lutheran Church)	A	1.740	10,000,000
13,000	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series A	A	1.740	13,000,000
5,570	St. Charles County Industrial Development Authority Revenue Refunding (Casalon Apartments Project)	A	1.700	5,570,000
12,150	University of Missouri Revenue (University Systems Facilities), Series A	A	1.720	12,150,000
2,100	University of Missouri Revenue (University Systems Facilities), Series B	A	1.720	2,100,000
				79,596,000

Nebraska—0.36%
11,100	Nebraska Help Increase Revenue (Multi-Modal), Series E	A	1.730	11,100,000

Nevada—1.45%
10,000	Clark County Airport Improvement Revenue Refunding, Series A	A	1.670	10,000,000
34,150	Clark County Airport Improvement Revenue (Sub Lien), Series A-1	A	1.660	34,150,000
				44,150,000

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

New Hampshire—1.30%
17,000	Merrimack County Tax Anticipation Notes	12/28/04	2.000	17,028,303
13,800	New Hampshire Business Finance Authority Resource Recovery Revenue (Wheelabrator), Series A	A	1.710	13,800,000
5,815	New Hampshire Higher Educational & Health Facilities Authority Revenue (Mary Hitchcock), Series 85-H	A	1.700	5,815,000
2,760	Strafford County Tax Anticipation Notes	12/30/04	2.250	2,765,538
				39,408,841

New Jersey—1.07%
12,997	Edison Township Bond Anticipation Notes	06/22/05	3.000	13,117,139
5,800	Haddonfield Bond Anticipation Notes	02/25/05	2.750	5,828,628
9,000	Sussex County Bond Anticipation Notes	11/12/04	2.000	9,008,040
4,560	Tewksbury Township Bond Anticipation Notes	11/18/04	2.000	4,563,915
				32,517,722

New Mexico—1.38%
26,449	Albuquerque Airport Revenue Refunding (Sub Lien)	A	1.660	26,449,000
10,000	Bernalillo County Tax & Revenue Anticipation Notes, Series A	12/14/04	2.000	10,008,568
5,465	University of New Mexico, University Revenue	A	1.660	5,465,000
				41,922,568

New York—0.54%
16,500	New York City, Subseries H-2	A	1.690	16,500,000

North Carolina—3.47%
9,800	Charlotte Certificates of Participation (Government Facilities Authority), Series F	A	1.700	9,800,000
20,700	Concord Utilities Systems Revenue Refunding, Series B	A	1.660	20,700,000
10,300	Fayetteville Public Works Commission Revenue Refunding, Series A	A	1.680	10,300,000
11,760	North Carolina Educational Facility Finance Agency Revenue (Elon College)	A	1.680	11,760,000
6,530	North Carolina Educational Facility Finance Agency Revenue (Providence Day)	A	1.700	6,530,000
21,600	North Carolina Medical Care Community Hospital Revenue (Aces-Pooled Equipment Financing Project)	A	1.620	21,600,000
10,000	North Carolina Public Improvement Bond, Series F	A	1.670	10,000,000
15,000	North Carolina Refunding, Series B	A	1.550	15,000,000
				105,690,000

Ohio—4.85%
18,900	Columbus Sewer Revenue Refunding	A	1.700	18,900,000
27,860	Franklin County Hospital Revenue Refunding (U.S. Health Corp.), Series A	A	1.680	27,860,000
10,600	Franklin County Hospital Revenue Subordinated (Doctors Ohio Health), Series B	A	1.690	10,600,000
7,925	Grove City Infrastructure Construction Notes	06/23/05	3.000	7,994,505
11,500	Madeira School District Bond Anticipation Notes	10/12/04	1.750	11,502,159
7,240	Mahoning County Housing Revenue (Youngstown State University Project)	A	1.650	7,240,000
14,200	Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A	A	1.700	14,200,000
7,000	Ohio Higher Educational Facilities Revenue (Case Western Reserve Project), Series A	A	1.720	7,000,000
29,900	Ohio Water Development Authority Revenue Refunding (Water Development Project)	A	1.680	29,900,000
12,300	Springboro Community City School District Bond Anticipation Notes	10/12/04	1.750	12,302,307
				147,498,971

Oklahoma—0.59%
17,810	Tulsa County Industrial Authority Revenue (Montercau), Series A	A	1.740	17,810,000

Oregon—0.22%
6,700	Portland Multi-Family Revenue (South Park Block Project), Series A	A	1.650	6,700,000

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

Pennsylvania—4.91%
14,585	Delaware County Authority Hospital Revenue (Crozer-Chester Medical Center)	A	1.690	14,585,000
45,450	Delaware Valley Regional Finance Authority (Local Government Revenue)	A	1.690	45,450,000
11,000	Pennsylvania Higher Educational Facilities Authority, Revenue (University of Pittsburgh Health Services), Series B	A	1.700	11,000,000
10,000	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh Health Services), Series C	A	1.700	10,000,000
9,600	Philadelphia Authority for Industrial Development Revenue (Regional Performing Arts Center Project)	A	1.700	9,600,000
4,550	Philadelphia Hospital & Higher Education Facilities Authority Revenue (Children’s Hospital Project), Series D	A	1.710	4,550,000
11,470	Philadelphia Hospital & Higher Education Health Systems (Jefferson Health Project), Series B	A	1.080	11,470,000
9,000	University of Pittsburgh of the Commonwealth Systems of Higher Education (Pittsburgh Asset Notes)	12/03/04	2.000	9,006,966
19,200	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series A	A	1.700	19,200,000
14,510	York General Authority Revenue (Pooled Financing Subordinated), Series B	A	1.690	14,510,000
				149,371,966

South Carolina—2.49%
3,715	Lexington & Richland Counties South Carolina School District No. 005	03/01/05	2.500	3,729,866
10,000	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A	A	1.660	10,000,000
10,000	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series B	A	1.660	10,000,000
10,000	Rock Hill Utility Systems Revenue, Series B	A	1.580	10,000,000
10,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions Refunding & Improvement (Anderson)	A	1.700	10,000,000
19,380	South Carolina Jobs-Economic Development Authority (Coastal Carolina University Project), Series A	A	1.690	19,380,000
12,730	South Carolina Jobs-Economic Development Authority, Hospital Facilities Revenue (Orangeburg Medical Center)	A	1.660	12,730,000
				75,839,866

Tennessee—2.56%
15,960	Clarksville Public Building Authority Revenue (Pooled Financing, Tennessee Municipal Bond Fund)	A	1.760	15,960,000
4,000	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board Revenue (Ascension Health Credit Group), Series B-2	A	1.200	4,000,000
9,635	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board Revenue (Vanderbilt University)	A	1.680	9,635,000
14,505	Metropolitan Government Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project)	A	1.690	14,505,000
6,125	Montgomery County Public Building Authority Revenue, Financing Government Obligation (Pooled Loan)	A	1.700	6,125,000
7,185	Montgomery County Public Building Authority Revenue, Financing Revenue (Pooled Loan)	A	1.760	7,185,000
6,720	Shelby County, Series A	A	1.700	6,720,000
5,300	Signal Mountain Health Educational & Housing Facilities Board Revenue Refunding (Alexian Village)	A	1.640	5,300,000
8,510	Tusculum Health Educational & Housing Board, Educational Facilities Revenue (Tusculum College Project)	A	1.690	8,510,000
				77,940,000

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

Texas—4.94%
4,000	Guadalupe-Blanco River Authority Pollution Control Revenue Refunding (Central Power & Light Co. Project)	A	1.720	4,000,000
11,500	Harris County Health Facilities Development Corp. Revenue (YMCA Greater Houston Area)	A	1.720	11,500,000
7,050	Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project)	A	1.600	7,050,000
28,380	Texas State (Veterans Housing Assistance), Fund I	A	1.660	28,381,000
60,000	Texas Tax & Revenue Anticipation Notes	08/31/05	3.000	60,756,180
13,500	Texas Turnpike Authority Central Texas Turnpike System Revenue, First Tier, Series B	A	1.660	13,500,000
25,000	University of Houston University Revenue Construction Systems	01/20/05	2.000	25,048,626
				150,235,806

Utah—0.15%
4,650	Salt Lake County Tax & Revenue Anticipation Notes	12/30/04	2.500	4,663,038

Virginia—1.12%
11,545	Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A	A	1.650	11,545,000
7,000	Norfolk Industrial Development Authority Revenue (Hospital Facilities Childrens Project)	A	1.700	7,000,000
7,600	Roanoke Industrial Development Authority Hospital Revenue Refunding (Carilion Health System), Series B	A	1.720	7,600,000
7,995	Roanoke Industrial Development Authority Hospital Revenue Refunding (Carilion Health System), Series D	A	1.760	7,995,000
				34,140,000

Washington—5.35%
23,000	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series D-3-1	A	1.680	23,000,000
13,000	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series D-3-2	A	1.700	13,000,000
22,200	King County Sewer Revenue (Junior Lien), Series B	A	1.700	22,200,000
5,100	Port of Vancouver	A	1.680	5,100,000
9,000	Seattle Municipal Light & Power Revenue	A	1.620	9,000,000
35,370	Snohomish County Public Utility District No. 001 Electric Revenue Refunding (Generation Systems), Series A	A	1.680	35,370,000
7,800	Snohomish County Public Utility District No. 001 Electric Revenue Refunding (Generation Systems), Series A-2	A	1.680	7,800,000
10,000	Tulalip Tribes of The Tulalip Reservation Special Revenue Refunding	A	1.750	10,000,000
23,960	Washington Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding, Series 1A-2	A	1.680	23,960,000
13,420	Washington Public Power Supply Systems Nuclear Project No. 3 Electric Revenue Refunding, Series 3A	A	1.700	13,420,000
				162,850,000

Wisconsin—0.66%
10,000	Wisconsin Center District Tax Revenue, Series A	A	1.710	10,000,000
10,000	Wisconsin Health & Education Facilities Authority Revenue (Wheaton Franciscan Services)	A	1.690	10,000,000
				20,000,000

Wyoming—0.66%
20,000	Sweetwater County Pollution Control Revenue Refunding (Pacificorp Project), Series A	A	1.690	20,000,000

Total Municipal Bonds and Notes (cost—$2,811,990,849)				2,811,990,849

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

Tax-Exempt Commercial Paper—9.95%
Arizona—0.99%
20,175	City of Phoenix, Civic Improvement Corp. Water System Revenue	02/11/05 to 04/15/05	1.450 to 1.470	20,175,000
10,000	Salt River Agricultural Improvement	11/19/04	1.190	10,000,000
				30,175,000

Florida—1.43%
21,063	Florida Local Government	11/10/04 to 11/23/04	1.350 to 1.650	21,063,000
16,000	Jacksonville Electric Authority	12/09/04	1.200	16,000,000
6,500	Pineelas County Educational Facility Pool	10/18/04	1.180	6,500,000
				43,563,000

Georgia—0.38%
11,500	Burke County Development Authority Pollution Control (Oglethorpe Power Corp.)	10/15/04 to 10/22/04	1.170	11,500,000

Illinois—1.94%
34,000	Illinois Educational Facilities Authority Revenue	01/19/05 to 01/24/05	1.300 to 1.520	34,000,000
10,000	Illinois Educational Facilities Authority Revenue (Field Museum)	01/05/05	1.300	10,000,000
15,000	Illinois Health Facilities Authority	02/24/05	1.700	15,000,000
				59,000,000

Louisiana—0.46%
13,970	Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop, Inc. First Stage), Series A	12/14/04	1.550	13,970,000

Maryland—0.73%
7,200	Baltimore County (IAM)	12/15/04	1.460	7,200,000
15,000	John Hopkins University	01/13/05	1.300	15,000,000
				22,200,000

Michigan—0.15%
4,500	Michigan State	10/26/04	1.420	4,500,000

Nebraska—0.33%
10,000	Omaha Public Power District	11/30/04	1.550	10,000,000

Nevada—0.27%
8,300	Clark County Regional Flood Control	10/22/04	1.170	8,300,000

New York—0.49%
15,000	New York City Municipal Water Authority	10/21/04	1.200	15,000,000

North Carolina—0.72%
22,000	Union County	01/14/05 to 01/26/05	1.300 to 1.500	22,000,000

Ohio—0.21%
6,500	Ohio State University	11/17/04	1.300	6,500,000

Puerto Rico—0.76%
23,258	Government Development Bank of Puerto Rico	10/14/04 to 11/26/04	1.230 to 1.670	23,258,000

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)

Tennessee—0.33%
10,000	Montgomery County Bond Anticipation Notes	11/15/04	1.170	10,000,000

Texas—0.56%
12,000	City of Houston	10/20/04	1.200	12,000,000
4,876	Dallas Waterworks and Sewer System, Series B	10/01/04	1.700	4,876,000
				16,876,000

Washington—0.20%
6,000	Port of Tacoma	12/17/04	1.430	6,000,000
Total Tax-Exempt Commercial Paper (cost—$302,842,000)				302,842,000
Total Investments (cost—$3,114,832,849 which approximates cost for Federal income tax purposes)—102.38%				3,114,832,849

A                                      Variable rate demand notes are payable on demand.  The interest rates shown are the current rates as of September 30, 2004, and reset periodically.

Weighted average maturity – 30 days

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)              The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	November 29, 2004

Exhibit EX-99.CERT

Certifications

I, Joseph A. Varnas, President of UBS RMA Tax-Free Fund Inc., certify that:

1.                                       I have reviewed this report on Form N-Q of UBS RMA Tax-Free Fund Inc.;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

I, Thomas Disbrow, Treasurer of UBS RMA Tax-Free Fund Inc., certify that:

1.                                       I have reviewed this report on Form N-Q of UBS RMA Tax-Free Fund Inc.;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	November 29, 2004